SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

(14) SEGMENT INFORMATION

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. This measure excludes corporate and other costs which consist of headquarters management costs, stock-based compensation, interest expense, other incentive compensation, global IT costs, and costs that support global product platform development and offering management. Intersegment selling prices approximate market prices.

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company’s matrix organizational structure. Comparative results for the three and nine months ended September 30, 2019 have been adjusted to reflect this modification. Additionally, product and service offering category names were revised as follows: Services & software solutions changed to Service & spares and I.T. edge & infrastructure changed to Integrated rack solutions. There was no change in the description of the Critical infrastructure & solutions offering.

Summarized information about the Company’s results of operations by business segment and product and service offering follows:

Americas includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in North America and Latin America. This segment’s principal product and service offerings include:

•	Critical infrastructure & solutions includes AC and DC power management, thermal management, and modular hyperscale type data center sites.

•	Integrated rack solutions includes racks, rack power, rack power distribution, rack thermal systems, and configurable integrated solutions; and hardware for managing I.T. equipment.

•

Services & spares includes preventative maintenance, acceptance testing, engineering and consulting, performance assessments, remote monitoring, training, spare parts, and digital critical infrastructure software.

Asia Pacific includes products and services sold for applications within the data center, communication networks and commercial/industrial markets throughout China, India and the rest of Asia. Products and services offered are similar to the Americas segment.

Europe, Middle East & Africa includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in Europe, Middle East & Africa. Products and services offered are similar to the Americas segment.

Business Segments

Sales	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$1,494.8	$1,694.6
Asia Pacific	975.2	985.9
Europe, Middle East & Africa	690.6	714.0
	3,160.6	3,394.5
Eliminations	(95.7)	(134.8)
Total	$3,064.9	$3,259.7

Intersegment sales	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$11.5	$19.2
Asia Pacific	48.9	79.8
Europe, Middle East & Africa	35.3	35.8
Total	$95.7	$134.8

Earnings (loss) before income taxes	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Americas	$260.3	$270.6
Asia Pacific	98.9	116.8
Europe, Middle East & Africa	31.0	56.8
	390.2	444.2
Corporate and other	(470.8)	(286.0)
Interest expense, net	(125.4)	(234.2)
Income (loss) before income taxes	$(206.0)	$(76.0)

Total Assets	September 30, 2020	December 31, 2019
Americas	$2,173.3	$2,296.4
Asia Pacific	1,252.3	1,152.2
Europe, Middle East & Africa	988.0	947.5
	4,413.6	4,396.1
Corporate and other	358.1	261.3
Total	$4,771.7	$4,657.4

Sales by Products and Services Offering	Nine months ended September 30, 2020	Nine months ended September 30, 2019(1)
Critical infrastructure & solutions	$1,678.1	$1,820.4
Services & spares	964.9	985.4
Integrated rack solutions	421.9	453.9
Total	$3,064.9	$3,259.7
(1)

Beginning in the second quarter of 2020, sales were moved within product and service offering categories to reflect a strategic realignment within the Company’s matrix organizational structure. Comparative results for Critical infrastructure & solutions, Services & spares and Integrated rack solutions for the nine months ended September 30, 2019 have been adjusted by $(118.4), $28.1, and $90.3, respectively, to reflect this modification.

(17) SEGMENT INFORMATION

The primary measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Beginning with the first quarter of 2019, the segment performance measure excludes certain costs that support global product platform development and digital as a result of a change in the way we evaluate the performance of operations, develop strategy and allocate capital resources. Such costs are now included in Corporate and other. We also revised our sales by product and service offering categories during the first quarter of 2019. As noted below, certain prior year comparative segment measurements have been restated in the tables below to conform with the 2019 presentation.

The segment performance measure excludes corporate and other costs which consist of headquarters management costs, stock-based compensation, interest expense, other incentive compensation, global digital costs, and costs that support global product platform development and offering management. Intersegment selling prices approximate market prices. Summarized information about the Company’s results of operations by business segment and product and service offering follows:

Americas includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in North America and Latin America. This segment’s principal product and service offerings include:

•	Critical infrastructure and solutions includes AC and DC power management thermal management, modular hyperscale type data center sites, as well as hardware for managing IT equipment;
•	I.T. and edge infrastructure includes racks, rack power, rack power distribution, rack thermal systems, and configurable integrated solutions; and
•

Services and software solutions includes preventative maintenance, acceptance testing, engineering and consulting, performance assessments, remote monitoring, training, spare parts, and digital critical infrastructure software.

Asia Pacific includes products and services sold for applications within the data center, communication networks and commercial/industrial markets throughout China, India and the rest of Asia. Products and services offered are similar to the Americas segment.

Europe, Middle East & Africa includes products and services sold for applications within the data center, communication networks and commercial/industrial markets in Europe, Middle East & Africa. Products and services offered are similar to the Americas segment.

Business Segments

	December 31,	December 31,	December 31,
Sales	2019	2018	2017
Americas	$2,251.4	$2,175.6	$1,886.7
Asia Pacific	1,378.0	1,346.9	1,239.5
Europe, Middle East & Africa	976.0	938.0	918.1
	4,605.4	4,460.5	4,044.3
Eliminations	(174.2)	(174.9)	(164.9)
Total	$4,431.2	$4,285.6	$3,879.4

	December 31,	December 31,	December 31,
Earnings (loss) from Continuing Operations before income taxes	2019	2018(1)	2017(1)
Americas	$354.3	$301.0	$241.8
Asia Pacific	150.0	136.6	64.2
Europe, Middle East & Africa	64.3	29.8	45.4
	568.6	467.4	351.4
Corporate and other	(362.5)	(449.6)	(379.2)
Interest expense, net	(310.4)	(288.8)	(379.3)
Total	$(104.3)	$(271.0)	$(407.1)
(1)

Beginning with the first quarter of 2019, the segment performance measure excludes certain costs that support global product platform development and digital as a result of a change in the way we evaluate the performance of operations, develop strategy and allocate capital resources. Such costs are now included in Corporate and other. Comparative segment measurements for the years ended December 31, 2018 and 2017 have been adjusted by $156.4 and $159.6 in Americas, $16.8 and $14.4 in APAC, and $35.6 and $32.4 in EMEA, respectively, to reflect this modification.

	December 31,	December 31,
Total Assets	2019	2018
Americas	$2,296.4	$2,410.1
Asia Pacific	1,152.2	1,165.5
Europe, Middle East & Africa	947.5	980.3
	4,396.1	4,555.9
Corporate and other	261.3	238.5
Total	$4,657.4	$4,794.4

	December 31,	December 31,	December 31,
Intersegment sales	2019	2018	2017
Americas	$22.3	$29.9	$25.3
Asia Pacific	100.0	102.7	90.5
Europe, Middle East & Africa	51.9	42.3	49.1
Total	$174.2	$174.9	$164.9

	December 31,	December 31,	December 31,
Depreciation and Amortization	2019	2018	2017
Americas	$122.2	$130.7	$178.1
Asia Pacific	35.4	37.8	67.1
Europe, Middle East & Africa	24.0	35.8	39.9
Corporate and other	21.3	12.7	0.9
Total	$202.9	$217.0	$286.0

	December 31,	December 31,	December 31,
Capital Expenditures	2019	2018	2017
Americas	$23.5	$23.6	$13.8
Asia Pacific	11.3	14.5	8.9
Europe, Middle East & Africa	10.0	21.7	13.4
Corporate and other	2.8	4.8	0.6
Total	$47.6	$64.6	$36.7

Geographic information

	December 31,	December 31,	December 31,
Sales by Destination	2019	2018	2017
United States and Canada	$2,017.4	$1,942.3	$1,692.0
Europe	763.9	740.8	704.9
Asia	1,285.6	1,264.9	1,159.7
Latin America	213.0	195.9	174.4
Middle East/Africa	151.3	141.7	148.4
Total	$4,431.2	$4,285.6	$3,879.4

Sales in the U.S. were $1,892.4,  $1,831.1,and $1,594.2 for the years ended December 31, 2019, 2018, and 2017, respectively, while sales in China were $669.2,  $644.5, and $630.2, respectively.

Sales by Product and Service Offering

	December 31,	December 31,	December 31,
Sales	2019	2018 (2)	2017 (2)
Critical infrastructure & solutions	$2,632.6	$2,451.8	$2,136.5
Service & software solutions (3)	1,298.9	1,276.1	1,215.9
I.T. and Edge infrastructure	499.7	557.7	527.0
Total	$4,431.2	$4,285.6	$3,879.4
(2)

Beginning with the first quarter of 2019, we revised our sales by product and service offering categories from four categories to three. Product and service offerings have been adjusted for years ended December 31, 2018 and 2017 to reflect this modification.

(3)	Includes product sales managed within the service and software solutions line of business for internal purposes.